Subsequent Events (Details) ₪ / shares in Units, $ / shares in Units, € in Millions		6 Months Ended
	Aug. 31, 2024 ILS (₪) ₪ / shares	Jun. 30, 2024 USD ($)	Aug. 31, 2024 EUR (€)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 ILS (₪) ₪ / shares	Apr. 17, 2024 $ / shares	Apr. 17, 2024 ₪ / shares	Jun. 30, 2023
Subsequent Events [Line Items]
Par value per share (in New Shekels per share) | (per share)						$ 0.946	₪ 1
Bearing an interest rate		3.00%						2.50%
Sale of investment tax credit (in Dollars) | $		$ 19
Percentage of portfolio costs		32.00%
Percentage of operating profits		100.00%
Series F Debentures [Member]
Subsequent Events [Line Items]
Par value per share (in New Shekels per share) | ₪ / shares					₪ 52,029,136
Debentures price (in New Shekels per share) | ₪ / shares	₪ 0.961
Aggregate amount			€ 12		₪ 1,000,000
Aggregate gross consideration (in New Shekels) | ₪	₪ 50
Series F Debentures [Member] | Series F Debentures [Member]
Subsequent Events [Line Items]
Debentures amount (in New Shekels) | ₪					₪ 262,029,136
Israel Discount Bank of New York [Member]
Subsequent Events [Line Items]
Line of credit (in Dollars) | $				$ 10,000,000
Line of credit term	1 year
Bearing an interest rate			7.75%	7.75%	7.75%
Israel Discount Bank of New York [Member] | Minimum [Member]
Subsequent Events [Line Items]
Bearing an interest rate			0.75%	0.75%	0.75%
Israel Discount Bank of New York [Member] | Maximum [Member]
Subsequent Events [Line Items]
Bearing an interest rate			5.00%	5.00%	5.00%